Net Earnings (Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	Apr. 30, 2016	May 03, 2014
Participating Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of earnings per share	2,163,190	3,048,040
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of earnings per share		31,778